Credit Risk - Disclosure of Borrower Profile (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Proportion of mortgage internal transfers retained online	79.00%	77.00%
Internal transfers	£ 36,500	£ 32,800
Further advances and flexi drawdowns	1,000	800
First-time buyers - gross lending	3,400	3,300
Loans and advances to customers	205,966	202,929
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,002	167,228
New business	25,300
Redemptions and repayments	(23,500)
Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 169,002	£ 167,228
Percentage of residential mortgage loans	100.00%	100.00%
New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 25,245	£ 14,918
Percentage of residential mortgage loans	100.00%	100.00%
Home movers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 70,809	£ 70,339
Percentage of residential mortgage loans	42.00%	42.00%
Home movers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,523	£ 6,736
Percentage of residential mortgage loans	41.00%	45.00%
Remortgagers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 47,669	£ 45,725
Percentage of residential mortgage loans	28.00%	27.00%
Remortgagers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 9,575	£ 4,353
Percentage of residential mortgage loans	38.00%	29.00%
First-time buyers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 35,237	£ 36,233
Percentage of residential mortgage loans	21.00%	22.00%
First-time buyers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,429	£ 3,262
Percentage of residential mortgage loans	14.00%	22.00%
Buy-to-let | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 15,287	£ 14,931
Percentage of residential mortgage loans	9.00%	9.00%
Buy-to-let | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,718	£ 567
Percentage of residential mortgage loans	7.00%	4.00%